Property and Equipment, Net (Details) - Schedule of property and equipment, net ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 18,488	$ 2,760	¥ 17,131
Less: Accumulated depreciation	(9,332)	(1,393)	(7,113)
Property and equipment, net	9,156	1,367	10,018
Furniture, office equipment, fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,151	769	3,946
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,405	1,703	11,535
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	¥ 1,932	$ 288	¥ 1,650